Note 6 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Trade payables	$ 168,910	$ 884,741
Advance royalty payable	324,445	313,001
Accrued liabilities	102,450	311,004
Due to related parties	88,139	112,975
Total	$ 683,944	$ 1,621,721